Asset Retirement Obligations (Narrative) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Additions To PPE Included In ARO Revisions	$ 2.6	$ 1.3		$ 2.9
Reductions To PPE Included In ARO Revisions			$ 1.5